INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current income tax provision (benefit):
Federal					$ 0	$ 0
State					0	0
Foreign					0	0
Total					0	0
Deferred income tax provision (benefit):
Federal					(271,000)	(162,000)
State					(84,000)	(51,000)
Foreign					0	0
Total					(355,000)	(213,000)
Change in valuation allowance					355,000	213,000
Total provision (benefit) for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0